Leases (Details) - Schedule of minimum future payments, - Lease liabilities [Member] - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Lease liabilities - minimum payments
Current	R$ 375	R$ 244
Non-current	7,041	3,807
Less than 1 year [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	375	244
1 to 5 years [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	1,549	1,231
More than 5 years [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	5,492	2,576
Present value of lease liabilities [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	R$ 7,416	R$ 4,051